COHEN & STEERS ALTERNATIVE INCOME FUND, INC.

CLASS A (DVFAX), CLASS C (DVFCX), CLASS F (DVVFX), CLASS I (DVFIX),

CLASS R (DVFRX) AND CLASS Z (DVFZX) SHARES

Supplement dated January 17, 2024 to

Summary Prospectus dated March 1, 2023

Prospectus dated March 1, 2023, as supplemented on September 18, 2023, December 13, 2023 and January 11, 2024

Statement of Additional Information dated September 1, 2023

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC. (PISHX)

Supplement dated January 17, 2024 to

Summary Prospectus dated March 1, 2023

Prospectus dated March 1, 2023, as supplemented on December 13, 2023

Statement of Additional Information dated September 1, 2023

COHEN & STEERS REAL ASSETS FUND, INC.

CLASS A (RAPAX), CLASS C (RAPCX), CLASS F (RAPFX), CLASS I (RAPIX),

CLASS R (RAPRX) AND CLASS Z (RAPZX) SHARES

Supplement dated January 17, 2024 to

Summary Prospectus dated May 1, 2023

Prospectus dated May 1, 2023, as supplemented on September 18, 2023 and December 13, 2023

Statement of Additional Information dated September 1, 2023

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

CLASS A (CPXAX), CLASS C (CPXCX), CLASS F (CPXFX), CLASS I (CPXIX),

CLASS R (CPRRX) AND CLASS Z (CPXZX) SHARES

Supplement dated January 17, 2024 to

Summary Prospectus dated May 1, 2023

Prospectus dated May 1, 2023, as supplemented on December 13, 2023

Statement of Additional Information dated September 1, 2023

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

CLASS A (LPXAX), CLASS C (LPXCX), CLASS F (LPXFX), CLASS I (LPXIX), CLASS R (LPXRX), CLASS Z (LPXZX) SHARES

Supplement dated January 17, 2024 to

Summary Prospectus dated September 1, 2023

Prospectus dated September 1, 2023, as supplemented on December 13, 2023

Statement of Additional Information dated September 1, 2023

William F. Scapell, Executive Vice President and Head of the Fixed Income and Preferred Securities investment team of Cohen & Steers Capital Management, Inc. (the “Advisor”), has announced his intention to retire from the Advisor on August 1, 2024. Effective August 1, 2024, William F. Scapell will no longer serve as a portfolio manager to Cohen & Steers Alternative Income Fund, Inc., Cohen & Steers Preferred Securities and Income SMA Shares, Inc., Cohen & Steers Preferred Securities and Income Fund, Inc., and Cohen & Steers Low Duration Preferred and Income Fund, Inc. and will no longer be an officer of Cohen & Steers Real Assets Fund, Inc. (each a “Fund” and collectively, the “Funds”).

Multi-Fund Supp 1.17.2024